Inventories	3 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
Inventories
Note 6. Inventories
Inventories consist of the following:

	As of March 31,	As of December 31,
(Amounts in thousands)	2025	2024
Raw materials	$7,576	$7,410
Work in progress	761	1,064
Finished goods	46	87

Total inventories	$8,383	$8,561